Fair Value (Schedule Of Face And Fair Value Of Debt) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ 6,900	$ 6,800	$ 4,600
Face Value	2,629,300	2,578,500	2,345,300
Fair Value	2,819,800	2,683,500	2,482,200
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	6,384	6,477	4,242
Face Value	1,819,300	1,773,500	1,540,300
Fair Value	1,999,900	1,857,200	1,663,700
Fixed Rate [Member]
Debt Instrument [Line Items]
Face Value	2,418,800	2,438,500	2,088,400
Fair Value	2,609,300	2,543,500	2,225,300
Fixed Rate [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Face Value	1,608,800	1,633,500	1,283,400
Fair Value	1,789,400	1,717,200	1,406,800
Variable Rate [Member]
Debt Instrument [Line Items]
Face Value	210,500	140,000	256,900
Fair Value	210,500	140,000	256,900
Variable Rate [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Face Value	210,500	140,000	256,900
Fair Value	$ 210,500	$ 140,000	$ 256,900